STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	2,199	$204,155
Trade Desk, Inc. - Class A(a)	5,020	415,907
		620,062

Aerospace & Defense - 2.0%
Axon Enterprise, Inc.(a)	762	239,009
Boeing Co.(a)	6,918	1,161,117
General Dynamics Corp.	2,674	767,679
General Electric Co.	12,309	1,991,842
HEICO Corp.	457	94,782
HEICO Corp. - Class A	815	135,168
Howmet Aerospace, Inc.	4,586	306,116
L3Harris Technologies, Inc.	2,122	454,214
Lockheed Martin Corp.	2,851	1,325,515
Northrop Grumman Corp.	1,549	751,311
RTX Corp.	16,355	1,660,360
TransDigm Group, Inc.	628	783,763
		9,670,876

Agricultural & Farm Machinery - 0.2%
Deere & Co.	3,079	1,205,151

Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	6,053	355,069

Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	1,643	182,882
FedEx Corp.	2,569	672,513
United Parcel Service, Inc. - Class B	8,227	1,213,318
		2,068,713

Apparel Retail - 0.3%
Ross Stores, Inc.	3,735	483,869
TJX Cos., Inc.	12,961	1,219,501
		1,703,370

Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc.(a)	1,417	510,970

Application Software - 2.8%
Adobe, Inc.(a)	5,251	2,430,321
Ansys, Inc.(a)	939	305,062
Atlassian Corp. - Class A(a)	1,740	299,802
Autodesk, Inc.(a)	2,393	509,350

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Application Software - 2.8% (Continued)
Bentley Systems, Inc. - Class B	2,502	$131,430
Cadence Design Systems, Inc.(a)	3,078	848,389
Datadog, Inc. - Class A(a)	3,153	395,702
Fair Isaac Corp.(a)	310	351,332
HubSpot, Inc.(a)	522	315,742
Intuit, Inc.	3,105	1,942,550
Palantir Technologies, Inc. - Class A(a)	22,042	484,263
PTC, Inc.(a)	1,546	274,322
Roper Technologies, Inc.	1,153	589,713
Salesforce, Inc.	10,707	2,879,542
Synopsys, Inc.(a)	1,721	913,145
Tyler Technologies, Inc.(a)	453	209,082
Unity Software, Inc.(a)	2,901	70,407
Workday, Inc. - Class A(a)	2,299	562,634
Zoom Video Communications, Inc. - Class A(a)	2,623	160,265
		13,673,053

Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	1,093	450,086
Ares Management Corp. - Class A	1,907	253,803
Bank of New York Mellon Corp.	8,541	482,481
BlackRock, Inc.	1,561	1,177,993
Blackstone, Inc.	8,111	945,824
Blue Owl Capital, Inc. - Class A	5,100	96,339
Franklin Resources, Inc.	3,582	81,813
KKR & Co., Inc.	7,648	711,799
Northern Trust Corp.	2,206	181,752
State Street Corp.	3,228	233,998
T Rowe Price Group, Inc.	2,454	268,885
		4,884,773

Automobile Manufacturers - 1.5%
Ford Motor Co.	44,812	544,466
General Motors Co.	13,107	583,655
Rivian Automotive, Inc. - Class A(a)(b)	8,808	78,391
Stellantis NV	23,433	522,556
Tesla, Inc.(a)	31,598	5,791,281
		7,520,349

Automotive Parts & Equipment - 0.0%(c)
Aptiv PLC(a)	3,203	227,413

Automotive Retail - 0.1%
AutoZone, Inc.(a)	210	620,844

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Banks - 0.3%
Truist Financial Corp.	15,139	$568,469
US Bancorp	17,388	706,475
		1,274,944

Biotechnology - 1.9%
AbbVie, Inc.	20,441	3,324,524
Alnylam Pharmaceuticals, Inc.(a)	1,356	195,196
Amgen, Inc.	6,102	1,671,582
Biogen, Inc.(a)	1,645	353,379
BioMarin Pharmaceutical, Inc.(a)	2,101	169,677
Gilead Sciences, Inc.	14,201	925,905
Incyte Corp.(a)	2,090	108,785
Moderna, Inc.(a)	3,785	417,523
Regeneron Pharmaceuticals, Inc.(a)	1,203	1,071,464
Vertex Pharmaceuticals, Inc.(a)	2,866	1,125,793
		9,363,828

Broadcasting - 0.0%(c)
Fox Corp. - Class A	2,737	84,874
Fox Corp. - Class B	1,303	37,370
		122,244

Broadline Retail - 3.8%
Amazon.com, Inc.(a)	104,840	18,347,001
eBay, Inc.	5,845	301,251
		18,648,252

Building Products - 0.5%
Builders FirstSource, Inc.(a)	1,595	291,598
Carrier Global Corp.	9,543	586,799
Johnson Controls International PLC	7,751	504,358
Masco Corp.	2,502	171,262
Trane Technologies PLC	2,537	805,091
		2,359,108

Cable & Satellite - 0.4%
Comcast Corp. - Class A	44,898	1,711,063
Liberty Broadband Corp. - Class A(a)	176	8,823
Liberty Broadband Corp. - Class C(a)	1,280	63,654
Sirius XM Holdings, Inc.	6,963	20,471
		1,804,011

Capital Markets - 0.0%(c)
FactSet Research Systems, Inc.	411	171,342

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	885	$143,874
Old Dominion Freight Line, Inc.	2,197	399,217
		543,091

Casinos & Gaming - 0.1%
DraftKings, Inc. - Class A(a)	4,731	196,620
Las Vegas Sands Corp.	4,286	190,127
MGM Resorts International(a)	2,879	113,548
		500,295

Commercial & Residential Mortgage Finance - 0.0%(c)
Rocket Cos., Inc. - Class A(a)	1,340	16,455

Commercial Services & Supplies - 0.0%(c)
Veralto Corp.	2,586	242,256

Commodity Chemicals - 0.2%
Dow, Inc.	7,983	454,232
LyondellBasell Industries NV - Class A	2,877	287,614
Westlake Corp.	366	53,934
		795,780

Communications Equipment - 0.7%
Arista Networks, Inc.(a)	2,698	692,199
Cisco Systems, Inc.	42,398	1,991,857
Motorola Solutions, Inc.	1,870	634,211
		3,318,267

Computer & Electronics Retail - 0.0%(c)
Best Buy Co., Inc.	2,161	159,136

Construction & Engineering - 0.1%
Quanta Services, Inc.	1,634	422,487

Construction Machinery & Heavy Transportation Equipment - 0.7%
Caterpillar, Inc.	5,743	1,921,436
Cummins, Inc.	1,608	454,244
PACCAR, Inc.	5,802	615,650
Westinghouse Air Brake Technologies Corp.	2,000	322,160
		3,313,490

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Construction Materials - 0.3%
CRH PLC	7,659	$592,960
Martin Marietta Materials, Inc.	664	389,814
Vulcan Materials Co.	1,671	430,500
		1,413,274

Consumer Electronics - 0.1%
Garmin Ltd.	1,741	251,522

Consumer Finance - 0.5%
American Express Co.	5,902	1,381,244
Capital One Financial Corp.	4,088	586,342
Discover Financial Services	2,768	350,789
Synchrony Financial	4,610	202,748
		2,521,123

Consumer Staples Distribution & Retail - 0.1%
Sysco Corp.	5,569	413,888

Consumer Staples Merchandise Retail - 1.7%
Costco Wholesale Corp.	5,116	3,698,355
Dollar General Corp.	2,451	341,155
Dollar Tree, Inc.(a)	2,286	270,320
Target Corp.	5,224	840,960
Walmart, Inc.	49,297	2,925,777
		8,076,567

Copper - 0.2%
Freeport-McMoRan, Inc.	16,239	810,976

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,266	244,857
SS&C Technologies Holdings, Inc.	2,409	149,093
		393,950

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	526	25,811
Brown-Forman Corp. - Class B	3,418	163,551
Constellation Brands, Inc. - Class A	1,815	460,030
		649,392

Distributors - 0.1%
Genuine Parts Co.	1,566	246,191

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Diversified Banks - 2.9%
Bank of America Corp.	78,111	$2,890,888
Citigroup, Inc.	20,984	1,286,949
Fifth Third Bancorp	7,714	281,252
First Citizens BancShares, Inc. - Class A	113	190,604
JPMorgan Chase & Co.	32,587	6,248,231
PNC Financial Services Group, Inc.	4,440	680,474
Wells Fargo & Co.	41,061	2,435,739
		14,014,137

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	4,335	469,827
Corebridge Financial, Inc.(b)	2,702	71,765
		541,592

Diversified Support Services - 0.2%
Cintas Corp.	923	607,648
Copart, Inc.(a)	9,914	538,429
		1,146,077

Drug Retail - 0.0%(c)
Walgreens Boots Alliance, Inc.	8,090	143,436

Electric Utilities - 1.5%
Alliant Energy Corp.	2,810	139,938
American Electric Power Co., Inc.	5,814	500,178
Avangrid, Inc.	768	28,055
Constellation Energy Corp.	3,614	671,987
Duke Energy Corp.	8,726	857,417
Edison International	4,310	306,269
Entergy Corp.	2,360	251,741
Evergy, Inc.	2,532	132,803
Eversource Energy	3,908	236,903
Exelon Corp.	11,312	425,105
FirstEnergy Corp.	6,212	238,168
NextEra Energy, Inc.	23,088	1,546,204
PG&E Corp.	23,531	402,615
PPL Corp.	8,272	227,149
Southern Co.	12,367	908,975
Xcel Energy, Inc.	6,270	336,887
		7,210,394

Electrical Components & Equipment - 0.6%
AMETEK, Inc.	2,570	448,876
Eaton Corp. PLC	4,551	1,448,401

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.6% (Continued)
Hubbell, Inc.	578	$214,161
Rockwell Automation, Inc.	1,240	335,990
Vertiv Holdings Co. - Class A	4,019	373,767
		2,821,195

Electrical Equipment - 0.1%
Emerson Electric Co.	6,468	697,121

Electronic Components - 0.2%
Amphenol Corp. - Class A	6,761	816,526
Corning, Inc.	8,741	291,775
		1,108,301

Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc.(a)	1,961	290,111
Teledyne Technologies, Inc.(a)	505	192,647
Trimble, Inc.(a)	2,763	165,973
Zebra Technologies Corp. - Class A(a)	552	173,637
		822,368

Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	3,497	494,756

Energy Equipment & Services - 0.2%
Schlumberger NV	16,210	769,651

Entertainment - 0.0%(c)
Warner Bros Discovery, Inc.(a)	25,218	185,604

Environmental & Facilities Services - 0.3%
Republic Services, Inc.	2,296	440,143
Rollins, Inc.	3,337	148,697
Waste Management, Inc.	4,591	955,020
		1,543,860

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	2,137	168,759
Corteva, Inc.	7,956	430,658
		599,417

Financial Exchanges & Data - 1.1%
Cboe Global Markets, Inc.	1,140	206,511
CME Group, Inc.	4,041	847,155
Coinbase Global, Inc. - Class A(a)	1,777	362,384
Intercontinental Exchange, Inc.	6,467	832,691

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 1.1% (Continued)
Moody's Corp.	1,782	$659,928
MSCI, Inc.	831	387,071
Nasdaq, Inc.	4,551	272,377
S&P Global, Inc.	3,583	1,489,919
Tradeweb Markets, Inc. - Class A	1,236	125,714
		5,183,750

Food Products - 0.0%(c)
Kellanova	3,051	176,531

Food Retail - 0.1%
Kroger Co.	7,588	420,223

Footwear - 0.3%
Deckers Outdoor Corp.(a)	275	225,079
Nike, Inc. - Class B	13,711	1,264,977
		1,490,056

Gas Utilities - 0.0%(c)
Atmos Energy Corp.	1,708	201,373

Ground Transportation - 0.2%
CSX Corp.	22,446	745,656

Health Care Distributors - 0.3%
Cardinal Health, Inc.	2,732	281,505
Cencora, Inc.	1,902	454,673
McKesson Corp.	1,584	850,941
		1,587,119

Health Care Equipment - 1.4%
Baxter International, Inc.	5,716	230,755
Boston Scientific Corp.(a)	16,707	1,200,731
Dexcom, Inc.(a)	4,318	550,070
Edwards Lifesciences Corp.(a)	6,828	578,127
GE HealthCare Technologies, Inc.	4,411	336,295
Hologic, Inc.(a)	2,589	196,169
IDEXX Laboratories, Inc.(a)	892	439,542
Insulet Corp.(a)	754	129,643
Intuitive Surgical, Inc.(a)	4,132	1,531,401
Medtronic PLC	15,183	1,218,284
Steris PLC	1,364	279,020
		6,690,037

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	19,731	$2,090,894
Becton Dickinson & Co.	3,290	771,834
ResMed, Inc.	1,659	355,009
Stryker Corp.	3,847	1,294,516
Teleflex, Inc.	507	105,836
Zimmer Biomet Holdings, Inc.	2,342	281,696
		4,899,785

Health Care Facilities - 0.2%
HCA Healthcare, Inc.	2,367	733,344

Health Care Providers & Services - 0.0%(c)
Laboratory Corp. of America Holdings	918	184,858

Health Care Services - 0.5%
CVS Health Corp.	14,625	990,259
Quest Diagnostics, Inc.	1,209	167,060
The Cigna Group	3,317	1,184,301
		2,341,620

Health Care Supplies - 0.1%
Align Technology, Inc.(a)	775	218,844
Cooper Cos., Inc.	2,215	197,268
Solventum Corp.(a)	1,569	102,001
		518,113

Heavy Electrical Equipment - 0.1%
GE Vernova, Inc.(a)	3,077	472,966

Home Improvement Retail - 1.1%
Home Depot, Inc.	11,479	3,836,511
Lowe's Cos., Inc.	6,512	1,484,671
		5,321,182

Homebuilding - 0.3%
DR Horton, Inc.	3,312	471,926
Lennar Corp. - Class A	2,696	408,768
Lennar Corp. - Class B	109	15,303
NVR, Inc.(a)	33	245,482
PulteGroup, Inc.	2,400	267,408
		1,408,887

Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. - Class A(a)	4,248	673,605
Booking Holdings, Inc.	408	1,408,429

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 0.8% (Continued)
Expedia Group, Inc.(a)	1,515	$203,964
Hilton Worldwide Holdings, Inc.	2,810	554,357
Marriott International, Inc. - Class A	2,521	595,284
Royal Caribbean Cruises Ltd.(a)	2,482	346,562
		3,782,201

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.(a)	11,311	167,629
Starbucks Corp.	12,638	1,118,337
		1,285,966

Household Products - 1.3%
Church & Dwight Co., Inc.	2,744	296,050
Clorox Co.	1,340	198,146
Colgate-Palmolive Co.	9,358	860,187
Kimberly-Clark Corp.	3,815	520,862
Procter & Gamble Co.	26,814	4,376,045
		6,251,290

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	4,670	1,129,626
Paycom Software, Inc.	555	104,329
		1,233,955

Independent Power Producers & Energy Traders - 0.0%(c)
AES Corp.	7,437	133,122

Industrial Conglomerates - 0.4%
3M Co.	6,292	607,241
Honeywell International, Inc.	7,751	1,493,850
		2,101,091

Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	2,479	585,887
Linde PLC	5,600	2,469,375
		3,055,262

Industrial Machinery & Supplies & Components - 0.7%
Fortive Corp.	3,951	297,392
IDEX Corp.	819	180,557
Illinois Tool Works, Inc.	3,268	797,752
Ingersoll Rand, Inc.	4,614	430,578
Otis Worldwide Corp.	4,666	425,539
Parker-Hannifin Corp.	1,385	754,700

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.7% (Continued)
Stanley Black & Decker, Inc.	1,732	$158,305
Symbotic, Inc.(a)(b)	305	11,764
Xylem, Inc.	2,682	350,537
		3,407,124

Insurance - 0.2%
Aflac, Inc.	6,589	551,170
Markel Group, Inc.(a)	138	201,259
		752,429

Insurance Brokers - 0.6%
Aon PLC - Class A	2,172	612,526
Arthur J Gallagher & Co.	2,401	563,491
Brown & Brown, Inc.	2,610	212,819
Marsh & McLennan Cos., Inc.	5,554	1,107,634
Willis Towers Watson PLC	1,115	280,021
		2,776,491

Integrated Oil & Gas - 1.9%
Chevron Corp.	20,620	3,325,387
Exxon Mobil Corp.	46,120	5,454,613
Occidental Petroleum Corp.	7,153	473,099
		9,253,099

Integrated Telecommunication Services - 0.6%
AT&T, Inc.	81,642	1,378,933
Verizon Communications, Inc.	44,199	1,745,419
		3,124,352

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	3,064	388,576
Roblox Corp. - Class A(a)	5,562	197,785
Take-Two Interactive Software, Inc.(a)	1,896	270,768
		857,129

Interactive Media & Services - 6.6%
Alphabet, Inc. - Class A(a)	67,475	10,983,580
Alphabet, Inc. - Class C(a)	56,259	9,262,482
Meta Platforms, Inc. - Class A	25,433	10,940,514
Pinterest, Inc. - Class A(a)	6,609	221,071
Snap, Inc. - Class A(a)	11,731	176,552
		31,584,199

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Internet Services & Infrastructure - 0.3%
Akamai Technologies, Inc.(a)	1,683	$169,865
Cloudflare, Inc. - Class A(a)	3,143	274,698
MongoDB, Inc.(a)	755	275,711
Okta, Inc.(a)	1,761	163,738
Snowflake, Inc. - Class A(a)	3,297	511,695
VeriSign, Inc.(a)	959	162,531
		1,558,238

Investment Banking & Brokerage - 1.0%
Charles Schwab Corp.	16,321	1,206,938
Goldman Sachs Group, Inc.	3,672	1,566,879
Interactive Brokers Group, Inc. - Class A	1,114	128,244
LPL Financial Holdings, Inc.	809	217,726
Morgan Stanley	14,188	1,288,838
Raymond James Financial, Inc.	2,112	257,664
		4,666,289

IT Consulting & Other Services - 1.0%
Accenture PLC - Class A	7,610	2,289,924
Cognizant Technology Solutions Corp. - Class A	5,655	371,420
EPAM Systems, Inc.(a)	609	143,273
Gartner, Inc.(a)	822	339,149
International Business Machines Corp.	10,702	1,778,673
		4,922,439

Life & Health Insurance - 0.2%
MetLife, Inc.	7,033	499,906
Principal Financial Group, Inc.	2,646	209,404
Prudential Financial, Inc.	4,060	448,549
		1,157,859

Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	3,319	454,836
Avantor, Inc.(a)	7,675	185,965
Danaher Corp.	7,702	1,899,466
ICON PLC(a)	887	264,220
Illumina, Inc.(a)	1,794	220,752
IQVIA Holdings, Inc.(a)	2,006	464,931
Mettler-Toledo International, Inc.(a)	231	284,061
Revvity, Inc.	1,333	136,593
Thermo Fisher Scientific, Inc.	4,440	2,525,116
Waters Corp.(a)	639	197,477
West Pharmaceutical Services, Inc.	950	339,606
		6,973,023

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Machinery - 0.1%
Dover Corp.	1,587	$284,549

Managed Health Care - 1.6%
Centene Corp.(a)	6,062	442,890
Elevance Health, Inc.	2,769	1,463,638
Humana, Inc.	1,514	457,364
Molina Healthcare, Inc.(a)	624	213,470
UnitedHealth Group, Inc.	10,656	5,154,308
		7,731,670

Media - 0.1%
Charter Communications, Inc. - Class A(a)	1,025	262,339

Metal, Glass & Plastic Containers - 0.1%
Ball Corp.	3,553	247,182

Metals & Mining - 0.1%
Newmont Corp.	13,104	532,547

Movies & Entertainment - 1.2%
Liberty Media Corp.-Liberty Formula One - Class A(a)	255	15,879
Liberty Media Corp.-Liberty Formula One - Class C(a)	2,289	160,161
Live Nation Entertainment, Inc.(a)	1,770	157,371
Netflix, Inc.(a)	4,992	2,748,794
Spotify Technology SA(a)	1,328	372,424
Walt Disney Co.	20,846	2,315,991
Warner Music Group Corp. - Class A	1,383	45,639
		5,816,259

Multi-line Insurance - 0.1%
American International Group, Inc.	7,980	600,974

Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B(a)	14,746	5,850,181

Multi-Utilities - 0.6%
Ameren Corp.	2,913	215,183
CenterPoint Energy, Inc.	7,108	207,127
CMS Energy Corp.	3,302	200,134
Consolidated Edison, Inc.	3,890	367,216
Dominion Energy, Inc.	9,525	485,585
DTE Energy Co.	2,032	224,170
Public Service Enterprise Group, Inc.	5,630	388,920

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Multi-Utilities - 0.6% (Continued)
Sempra	7,132	$510,866
WEC Energy Group, Inc.	3,567	294,777
		2,893,978

Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	11,435	373,010
Halliburton Co.	9,354	350,494
		723,504

Oil & Gas Exploration & Production - 0.9%
ConocoPhillips	13,474	1,692,604
Coterra Energy, Inc.	8,302	227,143
Diamondback Energy, Inc.	2,008	403,869
EOG Resources, Inc.	6,610	873,379
EQT Corp.	4,659	186,779
Marathon Oil Corp.	6,633	178,096
Pioneer Natural Resources Co.	2,555	688,113
		4,249,983

Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	4,252	772,673
Phillips 66	4,985	713,902
Valero Energy Corp.	3,830	612,302
		2,098,877

Oil & Gas Storage & Transportation - 0.4%
Cheniere Energy, Inc.	2,578	406,860
Kinder Morgan, Inc.	22,104	404,061
ONEOK, Inc.	6,601	522,271
Targa Resources Corp.	2,451	279,561
Williams Cos., Inc.	13,839	530,864
		2,143,617

Oil, Gas & Consumable Fuels - 0.2%
Devon Energy Corp.	7,205	368,752
Hess Corp.	3,156	497,038
		865,790

Other Specialty Retail - 0.1%
Tractor Supply Co.	1,169	319,231
Ulta Beauty, Inc.(a)	668	270,433
		589,664

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 0.6%
Campbell Soup Co.	2,211	$101,065
Conagra Brands, Inc.	5,387	165,812
General Mills, Inc.	6,446	454,185
Hershey Co.	1,676	325,010
Hormel Foods Corp.	3,256	115,783
J M Smucker Co.	1,098	126,105
Kraft Heinz Co.	8,896	343,475
McCormick & Co., Inc.	2,760	209,926
Mondelez International, Inc. - Class A	15,472	1,113,055
Tyson Foods, Inc. - Class A	3,211	194,747
		3,149,163

Paper & Plastic Packaging Products & Materials - 0.0%(c)
Amcor PLC	16,398	146,598

Passenger Airlines - 0.0%(c)
Delta Air Lines, Inc.	1,821	91,178
Southwest Airlines Co.	1,693	43,916
United Airlines Holdings, Inc.(a)	890	45,799
		180,893

Passenger Ground Transportation - 0.3%
Grab Holdings Ltd. - Class A(a)	31,413	109,946
Uber Technologies, Inc.(a)	22,520	1,492,400
		1,602,346

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	2,421	355,185
Kenvue, Inc.	19,796	372,561
		727,746

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	23,213	1,019,979
Eli Lilly & Co.	9,749	7,614,945
Johnson & Johnson	27,481	3,973,478
Merck & Co., Inc.	28,834	3,725,929
Pfizer, Inc.	64,460	1,651,465
Royalty Pharma PLC - Class A	4,281	118,584
Zoetis, Inc.	5,207	829,163
		18,933,543

Professional Services - 0.1%
Paychex, Inc.	3,634	431,756

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.0%
Allstate Corp.	2,860	$486,371
Arch Capital Group Ltd.(a)	4,081	381,737
Chubb Ltd.	4,603	1,144,489
Cincinnati Financial Corp.	1,742	201,532
Erie Indemnity Co. - Class A	272	104,084
Hartford Financial Services Group, Inc.	3,402	329,620
Loews Corp.	2,077	156,087
Progressive Corp.	6,638	1,382,363
Travelers Cos., Inc.	2,541	539,098
W R Berkley Corp.	2,146	165,178
		4,890,559

Rail Transportation - 0.5%
Norfolk Southern Corp.	2,515	579,255
Union Pacific Corp.	6,809	1,614,822
		2,194,077

Real Estate Services - 0.1%
CBRE Group, Inc. - Class A(a)	3,367	292,559
CoStar Group, Inc.(a)	4,612	422,136
		714,695

Regional Banks - 0.2%
Citizens Financial Group, Inc.	5,043	172,017
Huntington Bancshares, Inc.	16,192	218,106
M&T Bank Corp.	1,850	267,122
Regions Financial Corp.	10,578	203,838
		861,083

Research & Consulting Services - 0.3%
Booz Allen Hamilton Holding Corp.	1,382	204,080
Equifax, Inc.	1,330	292,853
Jacobs Solutions, Inc.	1,353	194,196
Leidos Holdings, Inc.	1,552	217,621
TransUnion	2,167	158,191
Verisk Analytics, Inc.	1,637	356,801
		1,423,742

Restaurants - 0.9%
Chipotle Mexican Grill, Inc.(a)	318	1,004,753
Darden Restaurants, Inc.	1,290	197,899
Domino's Pizza, Inc.	375	198,476
DoorDash, Inc. - Class A(a)	3,508	453,444

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Restaurants - 0.9% (Continued)
McDonald's Corp.	8,251	$2,252,853
Yum! Brands, Inc.	3,190	450,588
		4,558,013

Semiconductor Materials & Equipment - 1.0%
Applied Materials, Inc.	9,451	1,877,441
Enphase Energy, Inc.(a)	1,513	164,554
Entegris, Inc.	1,696	225,432
KLA Corp.	1,540	1,061,507
Lam Research Corp.	1,471	1,315,677
Teradyne, Inc.	1,728	201,001
		4,845,612

Semiconductors - 9.0%
Advanced Micro Devices, Inc.(a)	18,351	2,906,431
Broadcom, Inc.	5,250	6,826,419
First Solar, Inc.(a)	1,094	192,872
GlobalFoundries, Inc.(a)(b)	908	44,383
Intel Corp.	48,230	1,469,568
Marvell Technology, Inc.	9,796	645,654
Microchip Technology, Inc.	6,055	556,939
Micron Technology, Inc.	12,557	1,418,439
Monolithic Power Systems, Inc.	497	332,657
Nvidia Corp.	27,258	23,551,458
NXP Semiconductors NV	2,868	734,753
ON Semiconductor Corp.(a)	4,883	342,591
Qualcomm, Inc.	12,708	2,107,622
Texas Instruments, Inc.	10,303	1,817,655
		42,947,441

Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc.	5,589	1,121,209
Skyworks Solutions, Inc.	1,808	192,715
		1,313,924

Soft Drinks & Non-alcoholic Beverages - 1.3%
Coca-Cola Co.	44,331	2,738,326
Keurig Dr Pepper, Inc.	11,377	383,405
Monster Beverage Corp.(a)	8,550	456,998
PepsiCo, Inc.	15,658	2,754,398
		6,333,127

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Specialty Chemicals - 0.5%
Albemarle Corp.	1,268	$152,553
Celanese Corp.	1,175	180,492
DuPont de Nemours, Inc.	4,321	313,273
Ecolab, Inc.	2,826	639,100
International Flavors & Fragrances, Inc.	2,842	240,575
PPG Industries, Inc.	2,629	339,141
Sherwin-Williams Co.	2,626	786,775
		2,651,909

Specialty Retail - 0.1%
O'Reilly Automotive, Inc.(a)	691	700,163

Steel - 0.1%
Nucor Corp.	2,726	459,413
Steel Dynamics, Inc.	1,718	223,546
		682,959

Systems Software - 8.2%
Crowdstrike Holdings, Inc. - Class A(a)	2,504	732,520
Fortinet, Inc.(a)	7,183	453,822
Microsoft Corp.	85,260	33,194,276
Oracle Corp.	18,240	2,074,800
Palo Alto Networks, Inc.(a)	3,531	1,027,133
ServiceNow, Inc.(a)	2,366	1,640,419
Zscaler, Inc.(a)	980	169,481
		39,292,451

Technology Distributors - 0.1%
CDW Corp.	1,526	369,078

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	166,842	28,418,199
Dell Technologies, Inc. - Class C	2,732	340,516
Hewlett Packard Enterprise Co.	14,737	250,529
HP, Inc.	10,707	300,760
NetApp, Inc.	2,305	235,594
Seagate Technology Holdings PLC	2,254	193,641
Super Micro Computer, Inc.(a)	580	498,104
Western Digital Corp.(a)	3,648	258,388
		30,495,731

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Tobacco - 0.5%
Altria Group, Inc.	20,475	$897,010
Philip Morris International, Inc.	17,659	1,676,545
		2,573,555

Trading Companies & Distributors - 0.4%
Fastenal Co.	6,500	441,610
Ferguson PLC	2,274	477,313
United Rentals, Inc.	804	537,064
WW Grainger, Inc.	565	520,563
		1,976,550

Transaction & Payment Processing Services - 2.6%
Block, Inc.(a)	6,267	457,491
Corpay, Inc.(a)	736	222,375
Fidelity National Information Services, Inc.	6,689	454,317
Fiserv, Inc.(a)	6,778	1,034,797
Global Payments, Inc.	2,875	352,964
Mastercard, Inc. - Class A	9,446	4,262,035
PayPal Holdings, Inc.(a)	12,280	834,058
Visa, Inc. - Class A	18,168	4,880,106
		12,498,143

Water Utilities - 0.1%
American Water Works Co., Inc.	2,187	267,514

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	5,865	962,857
TOTAL COMMON STOCKS (Cost $411,634,863)		476,857,821

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Alexandria Real Estate Equities, Inc.	1,949	225,831
American Tower Corp.	5,275	904,978
AvalonBay Communities, Inc.	1,590	301,416
Crown Castle, Inc.	4,920	461,398
Digital Realty Trust, Inc.	3,434	476,571
Equinix, Inc.	1,095	778,665
Equity Residential	4,142	266,745
Essex Property Trust, Inc.	687	169,174
Extra Space Storage, Inc.	2,345	314,887
Invitation Homes, Inc.	6,506	222,505
Iron Mountain, Inc.	3,294	255,351
Mid-America Apartment Communities, Inc.	1,256	163,280
Prologis, Inc.	10,457	1,067,137
Public Storage	1,788	463,896

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.9% (CONTINUED)	Shares	Value
Realty Income Corp.	9,462	$506,596
SBA Communications Corp.	1,160	215,899
Simon Property Group, Inc.	3,527	495,649
Sun Communities, Inc.	1,330	148,056
UDR, Inc.	3,704	141,048
Ventas, Inc.	4,572	202,448
VICI Properties, Inc.	11,737	335,091
Welltower, Inc.	6,337	603,790
Weyerhaeuser Co.	8,282	249,868
WP Carey, Inc.	2,414	132,384
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,612,561)		9,102,663

SHORT-TERM INVESTMENTS - 0.2%
Investments Purchased with Proceeds from Securities Lending - 0.0%(c)
First American Government Obligations Fund - Class X, 5.23%(d)	148,953	148,953

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(d)	1,201,054	1,201,054
TOTAL SHORT-TERM INVESTMENTS (Cost $1,350,007)		1,350,007

TOTAL INVESTMENTS - 100.0% (Cost $422,597,431)		$487,310,491
Other Assets in Excess of Liabilities - 0.0%(c)		149,188
TOTAL NET ASSETS - 100.0%		$487,459,679
Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2024. The total market value of these securities was $139,682 which represented 0.0% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 500 ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

STRIVE 500 ETF

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$476,857,821	$—	$—	$476,857,821
Real Estate Investment Trusts	9,102,663	—	—	9,102,663
Investments Purchased with Proceeds from Securities Lending	148,953	—	—	148,953
Money Market Funds	1,201,054	—	—	1,201,054
Total Investments in Securities	$487,310,491	$—	$—	$487,310,491
Refer to the Schedule of Investments for industry classifications.
During the fiscal period ended April 30, 2024, the Strive 500 ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.